UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04725
                                                    ----------

                         Phoenix Investment Series Fund
     ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
     ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

              Kevin J. Carr, Esq.
     Vice President, Chief Legal Officer,          John H. Beers, Esq.
     Counsel and Secretary for Registrant      Vice President and Counsel
        Phoenix Life Insurance Company       Phoenix Life Insurance Company
               One American Row                     One American Row
            Hartford, CT 06103-2899             Hartford, CT 06103-2899
     ----------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                       Date of fiscal year end: April 30
                                               ---------

                   Date of reporting period: January 31, 2008
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


Phoenix Income & Growth Fund


                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2008
                                   (UNAUDITED)


                                                     PAR VALUE        VALUE
                                                       (000)          (000)
                                                     ---------      --------

U.S. GOVERNMENT SECURITIES--0.4%

U.S. TREASURY BONDS--0.1%
U.S. Treasury Bond
 5.000% due 5/15/37                                   $   335       $    371
                                                                    --------

U.S. TREASURY NOTES--0.3%
U.S. Treasury Note
 4.250% due 11/15/17                                      745            782
                                                                    --------
----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $1,109)                                               1,153
----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--7.8%

FHLMC R010-AB
 5.500% due 12/15/19                                      316            321
FNMA
 5.000% due 6/1/18                                      1,199          1,218
 5.000% due 12/1/18                                     1,738          1,766
 4.500% due 6/1/19                                      1,866          1,871
 4.000% due 7/1/19                                        617            608
 5.000% due 8/1/20                                        367            372
 6.000% due 11/1/31                                       315            325
 5.000% due 4/1/34                                      1,912          1,906
 5.000% due 5/1/34                                        639            637
 5.500% due 7/1/34                                      3,521          3,572
 6.000% due 5/1/35                                        646            663
 5.000% due 6/1/35                                      3,560          3,548
 5.500% due 6/1/35                                        556            564
 5.000% due 3/1/36                                        200            199
 5.500% due 5/1/36                                        198            201
 6.000% due 10/1/36                                       797            818
 5.500% due 4/1/37                                        371            376
FNMA 04-W6, 1A4
 5.500% due 7/25/34                                       591            593
GNMA
 6.500% due 11/15/23                                      320            335
 6.500% due 12/15/23                                      355            373
 6.500% due 3/15/24                                       106            111
 6.500% due 4/15/24                                        45             47


                                                     PAR VALUE        VALUE
                                                       (000)          (000)
                                                     ---------      --------
 6.500% due 7/15/24                                   $   589       $    617
----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $20,785)                                             21,041
----------------------------------------------------------------------------

MUNICIPAL BONDS--3.3%

FLORIDA--0.1%
Miami-Dade County Educational Facilities
 Authority Taxable Series C
 5.480% due 4/1/16                                        230            235
                                                                    --------

MASSACHUSETTS--0.2%
Commonwealth of Massachusetts General
 Obligation Series C (FSA Insured)
 5.500% due 12/1/17                                       405            477
                                                                    --------

MINNESOTA--0.6%
State of Minnesota
 5.000% due 8/1/19                                      1,400          1,571
                                                                    --------

PENNSYLVANIA--1.7%
City of Pittsburgh Pension Obligation Taxable
 Series C (FGIC Insured)
 6.500% due 3/1/17                                      4,250          4,663
                                                                    --------

TEXAS--0.6%
City of Dallas
 5.000% due 2/15/17                                     1,400          1,571
                                                                    --------

VIRGINIA--0.1%
Tobacco Settlement Financing Corp. Taxable
 Series A-1
 6.706% due 6/1/46                                        360            326
                                                                    --------

Phoenix Income & Growth Fund


                                                     PAR VALUE        VALUE
                                                       (000)          (000)
                                                     ---------      --------
----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $8,308)                                               8,843
----------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED SECURITIES--0.7%

FHLMC
 5.200% due 3/5/19                                    $ 1,870       $  1,903
----------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $1,836)                                               1,903
----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.8%

Associates Manufactured Housing Pass Through
 Certificate 97-2, A6
 7.075% due 3/15/28(c)                                    369            382
Bayview Financial Acquisition Trust 06-A, 1A2
 5.483% due 2/28/41(c)                                    488            481
Bombardier Capital Mortgage Securitization Corp.
 99-A, A3
 5.980% due 1/15/18(c)                                    532            533
Capital One Auto Finance Trust 07-B, A3A
 5.030% due 4/15/12                                       975            971
Carmax Auto Owner Trust 05-2, A4
 4.340% due 9/15/10                                       300            303
Carmax Auto Owner Trust 07-2, A3
 5.230% due 12/15/11                                    1,000          1,025
Dunkin Securitization 06-1, M1 144A
 8.285% due 6/20/31(b)                                    375            319
JPMorgan Mortgage Acquisition Corp. 06-CW2,
 AF3
 5.777% due 8/25/36(c)                                    605            607
Long Beach Auto Receivables Trust 04-A, A2
 2.841% due 7/15/10(c)                                    347            347
Renaissance Home Equity Loan Trust 06-1, AF2
 5.533% due 5/25/36(c)                                    590            587
Residential Funding Mortgage Securities II, Inc.
 04-HI3, A4
 4.630% due 1/25/20                                       584            567
Residential Funding Mortgage Securities II, Inc.
 06-HSA1, A3
 5.230% due 2/25/36(c)                                    810            632


                                                     PAR VALUE        VALUE
                                                       (000)          (000)
                                                     ---------      --------

Wachovia Auto Loan Owner Trust 06-2A, A3 144A
 5.230% due 8/22/11(b)                                $   800       $    809
----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $7,766)                                               7,563
----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--11.6%

AEROSPACE & DEFENSE--0.1%
L-3 Communications Corp.
 7.625% due 6/15/12                                       300            309


AIRLINES--0.7%
American Airlines, Inc. 01-1
 6.977% due 5/23/21                                       717            656
Continental Airlines, Inc. 98-1A
 6.648% due 9/15/17                                       540            540
JetBlue Airways Corp. 04-1
 9.241% due 3/17/08(c)                                    411            409
United Airlines, Inc. 01-1
 6.071% due 3/1/13                                        349            346
                                                                    --------
                                                                       1,951
                                                                    --------

APPLICATION SOFTWARE--0.0%
Intuit, Inc.
 5.750% due 3/15/17                                        80             80
                                                                    --------

ASSET MANAGEMENT & CUSTODY BANKS--0.2%
Bank of New York Mellon Corp. (The)
 4.950% due 11/1/12                                       370            379
Janus Capital Group, Inc.
 6.250% due 6/15/12                                       185            194
                                                                    --------
                                                                         573
                                                                    --------

AUTOMOBILE MANUFACTURERS--0.1%
DaimlerChrysler NA Holding Corp.
 6.500% due 11/15/13                                      155            168
                                                                    --------

AUTOMOTIVE RETAIL--0.1%
AutoNation, Inc.
 7.000% due 4/15/14                                       300            269
                                                                    --------

BROADCASTING & CABLE TV--0.2%
Comcast Corp.
 5.300% due 1/15/14                                       250            248
Time Warner Cable, Inc.
 5.850% due 5/1/17                                        160            160
                                                                    --------
                                                                         408
                                                                    --------

Phoenix Income & Growth Fund


                                                     PAR VALUE        VALUE
                                                       (000)          (000)
                                                     ---------      --------

BUILDING PRODUCTS--0.2%
CRH America, Inc. (Ireland)
 6.000% due 9/30/16(d)                                $   310       $    300
Masco Corp.
 5.850% due 3/15/17                                       200            193
Owens Corning, Inc.
 6.500% due 12/1/16                                        70             64
                                                                    --------
                                                                         557
                                                                    --------

CASINOS & GAMING--0.1%
MGM Mirage
 8.500% due 9/15/10                                        30             31
Seneca Gaming Corp. Series B
 7.250% due 5/1/12                                        260            254
                                                                    --------
                                                                         285
                                                                    --------

COMMUNICATIONS EQUIPMENT--0.1%
Cisco Systems, Inc.
 5.500% due 2/22/16                                       310            320
                                                                    --------

CONSTRUCTION & ENGINEERING--0.1%
Terex Corp.
 7.375% due 1/15/14                                       140            139
                                                                    --------

CONSTRUCTION MATERIALS--0.1%
Vulcan Materials Co.
 5.600% due 11/30/12                                      245            252
                                                                    --------

CONSUMER FINANCE--1.3%
Ford Motor Credit Co. LLC
 8.625% due 11/1/10                                       190            179
 9.875% due 8/10/11                                       300            288
 8.708% due 4/15/12(c)                                     65             63
 7.800% due 6/1/12                                        255            226
GMAC LLC
 6.875% due 9/15/11                                       375            328
 6.750% due 12/1/14                                       120             99
Residential Capital LLC
 7.625% due 11/21/08                                      150            116
SLM Corp.
 4.816% due 2/1/10(c)                                   2,250          2,065
                                                                    --------
                                                                       3,364
                                                                    --------

DATA PROCESSING & OUTSOURCED SERVICES--0.5%
Broadridge Financial Solutions, Inc.
 6.125% due 6/1/17                                        325            313


                                                     PAR VALUE        VALUE
                                                       (000)          (000)
                                                     ---------      --------

DATA PROCESSING & OUTSOURCED SERVICES--(CONTINUED)
Convergys Corp.
 4.875% due 12/15/09                                  $   750       $    762
First Data Corp. 144A
 9.875% due 9/24/15(b)                                    145            129
                                                                    --------
                                                                       1,204
                                                                    --------

DIVERSIFIED BANKS--0.6%
Bank of America Corp.
 5.750% due 12/1/17                                       205            211
National Capital Trust II 144A
 5.486% due 12/29/49(b) (c)                             1,000            930
Wachovia Corp.
 4.875% due 2/15/14                                       435            427
                                                                    --------
                                                                       1,568
                                                                    --------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.2%
Equifax, Inc.
 6.300% due 7/1/17                                        260            271
International Lease Finance Corp.
 4.750% due 1/13/12                                       375            379
                                                                    --------
                                                                         650
                                                                    --------

DRUG RETAIL--0.1%
CVS Caremark Corp.
 5.750% due 6/1/17                                        315            326
                                                                    --------

ELECTRIC UTILITIES--1.1%
AES Corp. (The)
 7.750% due 10/15/15                                      370            380
Allegheny Energy Supply LLC 144A
 8.250% due 4/15/12(b)                                    140            150
Entergy Gulf States, Inc.
 3.600% due 6/1/08                                        800            796
 5.700% due 6/1/15                                      1,000            974
Great River Energy 144A
 5.829% due 7/1/17(b)                                     325            324
Midwest Generation LLC Series B
 8.560% due 1/2/16                                        117            126
Southern Power Co. Series D
 4.875% due 7/15/15                                       335            325
                                                                    --------
                                                                       3,075
                                                                    --------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.4%
Mettler-Toledo International, Inc.
 4.850% due 11/15/10                                    1,000          1,044
                                                                    --------

Phoenix Income & Growth Fund


                                                     PAR VALUE        VALUE
                                                       (000)          (000)
                                                     ---------      --------

ELECTRONIC MANUFACTURING SERVICES--0.1%
Jabil Circuit, Inc. 144A
 8.250% due 3/15/18(b)                                $   220       $    216
                                                                    --------

ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Allied Waste North America, Inc.
 6.125% due 2/15/14                                       500            480
                                                                    --------

FOOD RETAIL--0.2%
Kroger Co. (The)
 6.800% due 12/15/18                                      150            162
 6.150% due 1/15/20                                       258            266
Safeway, Inc.
 6.350% due 8/15/17                                       210            222
                                                                    --------
                                                                         650
                                                                    --------

GAS UTILITIES--0.2%
AmeriGas Partners LP
 7.250% due 5/20/15                                       500            496
                                                                    --------

GENERAL MERCHANDISE STORES--0.1%
Target Corp.
 5.375% due 5/1/17                                        375            372
                                                                    --------

HEALTH CARE DISTRIBUTORS--0.1%
Cardinal Health, Inc. 144A
 6.000% due 6/15/17(b)                                    200            209
                                                                    --------

HEALTH CARE EQUIPMENT--0.1%
HCA, Inc.
 9.250% due 11/15/16                                      350            368
                                                                    --------

HEALTH CARE SERVICES--0.1%
Quest Diagnostics, Inc.
 6.400% due 7/1/17                                        330            343
                                                                    --------

HOME FURNISHINGS--0.1%
Mohawk Industries, Inc.
 6.125% due 1/15/16                                       350            348
                                                                    --------

HOTELS, RESORTS & CRUISE LINES--0.1%
Royal Caribbean Cruises Ltd.
 7.250% due 6/15/16                                       340            332
                                                                    --------

INTEGRATED TELECOMMUNICATION SERVICES--0.5%
AT&T, Inc.
 5.625% due 6/15/16                                       550            560
Citizens Communications Co.
 6.250% due 1/15/13                                       235            224


                                                     PAR VALUE        VALUE
                                                       (000)          (000)
                                                     ---------      --------

INTEGRATED TELECOMMUNICATION SERVICES--(CONTINUED)
Qwest Corp.
 7.875% due 9/1/11                                    $   150       $    155
 6.500% due 6/1/17                                        190            179
Verizon Communications, Inc.
 4.900% due 9/15/15                                       275            270
                                                                    --------
                                                                       1,388
                                                                    --------

INVESTMENT BANKING & BROKERAGE--0.6%
BlackRock, Inc.
 6.250% due 9/15/17                                       375            397
Goldman Sachs Group, Inc. (The)
 5.950% due 1/18/18                                       280            289
Lehman Brothers Holdings, Inc.
 6.000% due 7/19/12                                       375            385
 5.625% due 1/24/13                                       140            142
Merrill Lynch & Co., Inc.
 6.110% due 1/29/37                                       415            360
                                                                    --------
                                                                       1,573
                                                                    --------

LEISURE PRODUCTS--0.1%
Hasbro, Inc.
 6.300% due 9/15/17                                       275            278
                                                                    --------

MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc.
 6.875% due 5/1/12                                        245            257
                                                                    --------

MULTI-LINE INSURANCE--0.1%
Assurant, Inc.
 5.625% due 2/15/14                                       310            302
                                                                    --------

MULTI-UTILITIES--0.1%
Dominion Resources, Inc. Series D
 5.000% due 3/15/13                                       185            188
                                                                    --------

OFFICE ELECTRONICS--0.2%
Xerox Corp.
 6.750% due 2/1/17                                        385            403
                                                                    --------

OFFICE REITS--0.1%
HRPT Properties Trust
 5.750% due 11/1/15                                       325            304
                                                                    --------

OFFICE SERVICES & SUPPLIES--0.2%
Pitney Bowes, Inc.
 4.750% due 5/15/18                                       450            419
                                                                    --------

Phoenix Income & Growth Fund


                                                     PAR VALUE        VALUE
                                                       (000)          (000)
                                                     ---------      --------

OIL & GAS EQUIPMENT & SERVICES--0.0%
Helix Energy Solutions Group, Inc. 144A
 9.500% due 1/15/16(b)                                $    60       $     61
                                                                    --------

OIL & GAS EXPLORATION & PRODUCTION--0.3%
Plains Exploration & Production Co.
 7.750% due 6/15/15                                       150            151
Southwestern Energy Co. 144A
 7.500% due 2/1/18(b)                                     350            361
XTO Energy, Inc.
 6.250% due 8/1/17                                        210            224
                                                                    --------
                                                                         736
                                                                    --------

OIL & GAS REFINING & MARKETING--0.1%
Tesoro Corp.
 6.500% due 6/1/17                                        315            309
                                                                    --------

OIL & GAS STORAGE & TRANSPORTATION--0.5%
Buckeye Partners LP
 6.050% due 1/15/18                                        75             77
Kinder Morgan Management Co.
 5.700% due 1/5/16                                        930            829
NGPL PipeCo. LLC 144A
 6.514% due 12/15/12(b)                                   325            335
TEPPCO Partners LP
 7.625% due 2/15/12                                       150            168
                                                                    --------
                                                                       1,409
                                                                    --------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.4%
General Electric Capital Corp.
 5.375% due 10/20/16                                      800            821
JPMorgan Chase & Co.
 5.250% due 5/1/15                                        350            350
                                                                    --------
                                                                       1,171
                                                                    --------

PAPER PRODUCTS--0.0%
Verso Paper Holdings LLC and Verso Paper, Inc.
 Series B
 8.661% due 8/1/14(c)                                     107            102
                                                                    --------

REGIONAL BANKS--0.4%
Rabobank Capital Funding II 144A
 5.260% due 12/29/49(b) (c)                               500            474
SunTrust Banks, Inc.
 5.250% due 11/5/12                                       370            378


                                                     PAR VALUE        VALUE
                                                       (000)          (000)
                                                     ---------      --------

REGIONAL BANKS--(CONTINUED)
Zions Bancorporation
 5.650% due 5/15/14                                   $   250       $    250
                                                                    --------
                                                                       1,102
                                                                    --------

SPECIALIZED REITS--0.2%
Host Hotels & Resorts LP
 6.875% due 11/1/14                                       250            247
Realty Income Corp.
 6.750% due 8/15/19                                       140            139
                                                                    --------
                                                                         386
                                                                    --------

TOBACCO--0.2%
Reynolds American, Inc.
 7.300% due 7/15/15                                       550            573
                                                                    --------
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $31,598)                                             31,317
----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--16.0%

Banc of America Alternative Loan Trust 06-9, A1
 6.000% due 1/25/37                                     1,384          1,382
Bear Stearns Adjustable Rate Mortgage Trust 05-12,
 13A1
 5.437% due 2/25/36(c)                                    740            740
Bear Stearns Commercial Mortgage Securities 06-
 PW12, A4
 5.895% due 9/11/38(c)                                    880            894
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3
 5.000% due 8/25/35                                       644            650
Citigroup/Deutsche Bank Commercial Mortgage
 Trust 05-CD1, AM
 5.400% due 7/15/44(c)                                    600            561
Citigroup/Deutsche Bank Commercial Mortgage
 Trust 06-CD2, A4
 5.545% due 1/15/46(c)                                  1,420          1,396
Countrywide Home Loan Mortgage Pass-Through
 Trust 04-13, 1A1
 5.500% due 8/25/34                                       867            876
Countrywide Home Loan Mortgage Pass-Through
 Trust 07-1, A2
 6.000% due 3/25/37                                       280            283
Credit Suisse First Boston Mortgage Securities
 Corp. 05-12, 6A1
 6.000% due 1/25/36                                     1,147          1,148

Phoenix Income & Growth Fund


                                                     PAR VALUE        VALUE
                                                       (000)          (000)
                                                     ---------      --------

Credit Suisse First Boston Mortgage Securities
 Corp. 98-C1, B
 6.590% due 5/17/40                                   $ 3,000       $  3,011
Credit Suisse Mortgage Capital Certificates
 06-C1, A4
 5.609% due 2/15/39(c)                                  2,050          2,038
Crown Castle Towers LLC 05-1A, AFX 144A
 4.643% due 6/15/35(b)                                    915            914
DLJ Commercial Mortgage Corp. 98-CF2, A1B
 6.240% due 11/12/31                                    1,196          1,203
First Horizon Asset Securities, Inc. 05-AR1, 2A1
 5.008% due 4/25/35(c)                                    875            871
GMAC Mortgage Corp. Loan Trust 05-HE2, A3
 4.622% due 11/25/35(c)                                   415            402
Greenwich Capital Commercial Funding Corp.
 04-GG1, A7
 5.317% due 6/10/36(c)                                  4,100          4,124
GS Mortgage Securities Corp. II 05-GG4, AJ
 4.782% due 7/10/39                                       950            832
GS Mortgage Securities Corp. II 99-C1, A2
 6.110% due 11/18/30(c)                                 1,071          1,075
JPMorgan Chase Commercial Mortgage
 Securities Corp. 01-CIBC, A3
 6.260% due 3/15/33                                     1,064          1,097
JPMorgan Mortgage Acquisition Corp.
 06-CW2, AF4
 6.080% due 8/25/36(c)                                    689            682
JPMorgan Mortgage Trust 05-S3, 2A2
 5.500% due 1/25/21                                       625            636
Lehman Brothers - UBS Commercial Mortgage
 Trust 04-C7, A6
 4.786% due 10/15/29(c)                                 1,800          1,757
Lehman Brothers - UBS Commercial Mortgage
 Trust 06-C6, A4
 5.372% due 9/15/39                                       775            764
Lehman Brothers - UBS Commercial Mortgage
 Trust 07-C2, A2
 5.303% due 7/15/40                                     1,550          1,543
Lehman Brothers - UBS Commercial Mortgage
 Trust 07-C6, A2
 5.845% due 9/15/37                                       175            177
Lehman XS Net Interest Margin 06-GPM5,
 A1 144A
 6.250% due 10/28/46(b)                                    73             73


                                                     PAR VALUE        VALUE
                                                       (000)          (000)
                                                     ---------      --------

MASTR Resecuritization Trust 05-1 144A
 5.000% due 10/28/34(b)                               $   394       $    374
Merrill Lynch Mortgage Trust 06-C1, AM
 5.842% due 5/12/39(c)                                    850            820
Morgan Stanley Capital I 06-T23, A4
 5.811% due 8/12/41(c)                                    955            977
Residential Accredit Loans, Inc. 06-QA1, A21
 5.966% due 1/25/36(c)                                  1,256          1,189
Residential Funding Mortgage Securities I, Inc.
 05-SA1, 2A
 4.846% due 3/25/35(c)                                    900            904
Structured Asset Securities Corp. 03-32, 1A1
 5.207% due 11/25/33(c)                                   684            681
Structured Asset Securities Corp. 05-17, 1A6
 5.500% due 10/25/35                                      889            870
Timberstar Trust 06-1A, A 144A
 5.668% due 10/15/36(b)                                   800            796
Wells Fargo Mortgage Backed Securities Trust
 04-EE, 2A3
 3.989% due 12/25/34(c)                                   915            917
Wells Fargo Mortgage Backed Securities Trust
 05-14, 2A1
 5.500% due 12/25/35                                    1,578          1,568
Wells Fargo Mortgage Backed Securities Trust
 05-5, 1A1
 5.000% due 5/25/20                                     1,439          1,436
Wells Fargo Mortgage Backed Securities Trust
 05-AR10, 2A16
 4.109% due 6/25/35(c)                                  1,000            973
Wells Fargo Mortgage Backed Securities Trust
 05-AR16, 6A3
 5.000% due 10/25/35(c)                                   667            672
Wells Fargo Mortgage Backed Securities Trust
 05-AR4, 2A1
 4.523% due 4/25/35(c)                                  1,333          1,347
Wells Fargo Mortgage Backed Securities Trust
 05-AR4, 2A2
 4.523% due 4/25/35(c)                                    267            263

Phoenix Income & Growth Fund


                                                     PAR VALUE        VALUE
                                                       (000)          (000)
                                                     ---------      --------

Wells Fargo Mortgage Backed Securities Trust
 07-AR3, A4
 6.067% due 4/25/37(c)                                $   357       $    358
----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $43,857)                                             43,274
----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--1.3%


AUSTRALIA--0.1%
Commonwealth of Australia Series 909
 7.500% due 9/15/09                                       425(f)         386
                                                                    --------

BRAZIL--0.1%
Federative Republic of Brazil
 11.000% due 8/17/40                                      200            269
                                                                    --------

CANADA--0.1%
Commonwealth of Canada
 4.250% due 9/1/09                                        380(h)         384
                                                                    --------

GERMANY--0.1%
Federal Republic of Germany 144A
 3.250% due 4/17/09(b)                                    110(i)         163
                                                                    --------

NORWAY--0.2%
Kingdom of Norway
 5.500% due 5/15/09                                     3,200(j)         597
                                                                    --------

PHILIPPINES--0.1%
Republic of Philippines
 10.625% due 3/16/25                                       75            107
 7.750% due 1/14/31                                       150            169
                                                                    --------
                                                                         276
                                                                    --------

RUSSIA--0.1%
Russian Federation RegS
 7.500% due 3/31/30(c) (e)                                297            342
                                                                    --------

SWEDEN--0.1%
Kingdom of Sweden Series 1043
 5.000% due 1/28/09                                     1,475(k)         234
                                                                    --------

TRINIDAD AND TOBAGO--0.1%
Republic of Trinidad and Tobago RegS
 9.875% due 10/1/09(e)                                    140            153
                                                                    --------

TURKEY--0.2%
Republic of Turkey
 12.375% due 6/15/09                                      200            223


                                                     PAR VALUE        VALUE
                                                       (000)          (000)
                                                     ---------      --------

TURKEY--(CONTINUED)
 7.000% due 6/5/20                                    $   220       $    230
                                                                    --------
                                                                         453
                                                                    --------

UKRAINE--0.1%
Republic of Ukraine 144A
 6.580% due 11/21/16(b)                                   320            322
                                                                    --------
----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $3,286)                                               3,579
----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--4.8%


ARUBA--0.1%
UFJ Finance AEC
 6.750% due 7/15/13                                       325            360
                                                                    --------

AUSTRALIA--0.3%
United Energy Distribution Holdings Property
 Ltd. 144A
 5.450% due 4/15/16(b)                                    500            526
Westfield Capital Corp. Ltd./Westfield Finance
 Authority 144A
 5.125% due 11/15/14(b)                                   420            392
                                                                    --------
                                                                         918
                                                                    --------

BRAZIL--0.4%
GTL Trade Finance, Inc. 144A
 7.250% due 10/20/17(b)                                   173            181
Merrill Lynch & Co., Inc.
 10.710% due 3/8/17                                       280(g)         143
Morgan Stanley 144A
 10.090% due 5/3/17(b)                                    750(g)         381
Vale Overseas Ltd.
 6.250% due 1/11/16                                       260            258
 6.250% due 1/23/17                                       170            167
                                                                    --------
                                                                       1,130
                                                                    --------

CANADA--0.5%
Canadian National Resources Ltd.
 5.900% due 2/1/18                                        260            264
Catalyst Paper Corp.
 7.375% due 3/1/14                                        210            157
EnCana Corp.
 5.900% due 12/1/17                                       195            201
European Investment Bank 144A
 4.600% due 1/30/37(b)                                    380(h)         364

Phoenix Income & Growth Fund


                                                     PAR VALUE        VALUE
                                                       (000)          (000)
                                                     ---------      --------

CANADA--(CONTINUED)
Xstrata Canada Corp.
 5.500% due 6/15/17                                   $   295       $    287
                                                                    --------
                                                                       1,273
                                                                    --------

CAYMAN ISLANDS--0.1%
Usiminas Commercial Ltd. 144A
 7.250% due 1/18/18(b)                                    176            173
                                                                    --------

CHILE--0.6%
Banco Santander Chile 144A
 5.375% due 12/9/14(b)                                    325            322
Petropower I Funding Trust 144A
 7.360% due 2/15/14(b)                                  1,179          1,173
                                                                    --------
                                                                       1,495
                                                                    --------

GERMANY--0.4%
Deutsche Bank AG NY Series GS
 4.055% due 3/22/12(c)                                  1,000          1,022
                                                                    --------

KAZAKHSTAN--0.1%
Kazkommerts International BV 144A
 7.000% due 11/3/09(b)                                    250            239
                                                                    --------

LUXEMBOURG--0.0%
Tyco Electronic Group SA 144A
 6.000% due 10/1/12(b)                                    125            131
                                                                    --------

MEXICO--0.0%
Vitro S.A. de C.V.
 8.625% due 2/1/12                                        105            100
                                                                    --------

PHILIPPINES--0.1%
National Power Corp.
 9.625% due 5/15/28                                       270            327
                                                                    --------

RUSSIA--0.4%
Gazprom OAO (Gaz Capital SA) 144A(b)
 6.212% due 11/22/16                                      285            278
 6.510% due 3/7/22                                        125            118
OJSC AK Transneft (TransCapitalInvest Ltd.) 144A
 5.670% due 3/5/14(b)                                     380            375
TNK-BP Finance SA RegS
 6.125% due 3/20/12(e)                                    375            362
                                                                    --------
                                                                       1,133
                                                                    --------

SINGAPORE--0.3%
DBS Bank Ltd. 144A
 5.000% due 11/15/19(b) (c)                               700            676
                                                                    --------


                                                     PAR VALUE        VALUE
                                                       (000)          (000)
                                                     ---------      --------

SOUTH KOREA--0.3%
Export-Import Bank of Korea
 5.500% due 10/17/12                                  $   330       $    341
Korea Development Bank
 3.875% due 3/2/09                                        350            350
                                                                    --------
                                                                         691
                                                                    --------

SWITZERLAND--0.1%
Petroplus Finance Ltd. 144A
 6.750% due 5/1/14(b)                                     185            170
                                                                    --------

TURKEY--0.1%
Bosphorus Financial Services Ltd. 144A
 6.669% due 2/15/12(b) (c)                                250            248
                                                                    --------

UNITED ARAB EMIRATES--0.2%
Abu Dhabi National Energy Co. 144A(b)
 5.620% due 10/25/12                                      210            216
 5.875% due 10/27/16                                      355            349
                                                                    --------
                                                                         565
                                                                    --------

UNITED KINGDOM--0.6%
Diageo Capital plc
 5.500% due 9/30/16                                       310            314
HBOS plc 144A
 5.375% due 11/29/49(b) (c)                               750            695
Tate & Lyle International Finance plc 144A
 6.625% due 6/15/16(b)                                    325            343
Vodafone Group plc
 5.000% due 9/15/15                                       175            171
 6.150% due 2/27/37                                       160            157
                                                                    --------
                                                                       1,680
                                                                    --------

UNITED STATES--0.1%
Nova Chemicals Corp.
 7.863% due 11/15/13(c)                                   235            201
                                                                    --------

VENEZUELA--0.1%
Petroleos de Venezuela S.A.
 5.250% due 4/12/17                                       425            314
                                                                    --------
----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $12,947)                                             12,846
----------------------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS(c)--1.5%


ADVERTISING--0.0%
Lamar Media Corp. Tranche F
 6.688% due 3/31/14                                        45             44
                                                                    --------

Phoenix Income & Growth Fund


                                                     PAR VALUE        VALUE
                                                       (000)          (000)
                                                     ---------      --------

ALTERNATIVE CARRIERS--0.0%
Level 3 Communications, Inc. Tranche B
 7.493% due 3/13/14                                   $    23       $     22
                                                                    --------

AUTOMOBILE MANUFACTURERS--0.1%
Ford Motor Co. Tranche B
 8.360% due 12/15/13                                      373            327
                                                                    --------

AUTOMOTIVE RETAIL--0.2%
Hertz Corp. Letter of Credit
 7.110% due 12/21/12                                       56             53
Hertz Corp. Tranche B
 7.110% due 12/21/12                                      317            302
                                                                    --------
                                                                         355
                                                                    --------

BROADCASTING & CABLE TV--0.1%
Charter Communications Operating LLC Tranche
 Loan B
 7.130% due 3/6/14                                        325            282
                                                                    --------

DATA PROCESSING & OUTSOURCED SERVICES--0.2%
First Data Corp. Tranche B3
 7.481% due 9/24/14                                       499            458
                                                                    --------

DIVERSIFIED METALS & MINING--0.1%
Compass Minerals Group, Inc. Tranche B
 6.653% due 12/22/12                                      201            193
                                                                    --------

ELECTRIC UTILITIES--0.0%
Energy Future Holdings Corp. Tranche B2
 8.645% due 10/10/14                                       90             84
                                                                    --------

ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Allied Waste North America, Inc. Letter of Credit A
 6.621% due 3/28/14                                       146            136
Allied Waste North America, Inc. Tranche B
 6.645% due 3/28/14                                       243            225
                                                                    --------
                                                                         361
                                                                    --------

HEALTH CARE FACILITIES--0.0%
Health Management Associates, Inc. Tranche B
 6.913% due 2/28/14                                        50             44
                                                                    --------

HOUSEWARES & SPECIALTIES--0.1%
Yankee Candle Co., Inc. Tranche B
 8.891% due 2/6/14                                        250            225
                                                                    --------


                                                     PAR VALUE        VALUE
                                                       (000)          (000)
                                                     ---------      --------

OIL & GAS DRILLING--0.0%
Hercules Offshore, Inc. Tranche
 7.110% due 7/11/13                                   $    75       $     70
                                                                    --------

OIL & GAS EQUIPMENT & SERVICES--0.0%
Helix Energy Solutions Group, Inc. Tranche
 7.147% due 7/1/13                                         82             78
                                                                    --------

PAPER PRODUCTS--0.1%
Georgia-Pacific Corp. Tranche B1
 7.150% due 12/20/12                                      373            344
                                                                    --------

PUBLISHING--0.1%
Idearc, Inc. Tranche B
 7.315% due 11/17/14                                      373            334
                                                                    --------

RESTAURANTS--0.1%
Burger King Corp. Tranche B1
 7.690% due 6/30/12                                       146            143
                                                                    --------

SPECIALIZED FINANCE--0.1%
Solar Capital Corp. Tranche
 8.820% due 2/28/14                                       373            341
                                                                    --------

WIRELESS TELECOMMUNICATION SERVICES--0.1%
ALLTEL Communications, Inc. Tranche B3
 9.029% due 5/15/15                                       224            202
                                                                    --------
----------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $4,171)                                               3,907
----------------------------------------------------------------------------

FOREIGN LOAN AGREEMENTS(c)--0.0%

UNITED STATES--0.0%
Bausch & Lomb, Inc. Tranche
 8.127% due 10/26/15                                       33(i)          47
                                                                    --------
----------------------------------------------------------------------------
TOTAL FOREIGN LOAN AGREEMENTS
(IDENTIFIED COST $46)                                                     47
----------------------------------------------------------------------------

                                                                     VALUE
                                                      SHARES         (000)
                                                     --------       --------

DOMESTIC COMMON STOCKS--47.6%


AEROSPACE & DEFENSE--2.6%
Boeing Co. (The)                                       17,600          1,464
General Dynamics Corp.                                  4,700            397
Honeywell International, Inc.                          15,200            898
Lockheed Martin Corp.                                  11,500          1,241
Northrop Grumman Corp.                                  6,500            516
Raytheon Co.                                            7,400            482

Phoenix Income & Growth Fund


                                                                     VALUE
                                                      SHARES         (000)
                                                     --------       --------

AEROSPACE & DEFENSE--(CONTINUED)
United Technologies Corp.                              27,100       $  1,989
                                                                    --------
                                                                       6,987
                                                                    --------

AIR FREIGHT & LOGISTICS--0.1%
United Parcel Service, Inc. Class B                     4,700            344
                                                                    --------

AIRLINES--0.1%
AMR Corp.(m)                                            9,200            128
Continental Airlines, Inc. Class B(m)                   3,700            101
                                                                    --------
                                                                         229
                                                                    --------

APPAREL RETAIL--0.3%
Abercrombie & Fitch Co. Class A                         1,000             80
Aeropostale, Inc.(m)                                    5,800            163
Gap, Inc. (The)                                        20,900            400
Men's Wearhouse, Inc. (The)                             3,900             99
                                                                    --------
                                                                         742
                                                                    --------

APPAREL, ACCESSORIES & LUXURY GOODS--0.1%
VF Corp.                                                3,800            294
                                                                    --------

ASSET MANAGEMENT & CUSTODY BANKS--1.9%
American Capital Strategies Ltd.                        2,900            102
Ameriprise Financial, Inc.                              6,700            371
Bank of New York Mellon Corp. (The)                    22,226          1,036
Federated Investors, Inc. Class B                       7,200            307
Franklin Resources, Inc.                                6,500            678
Legg Mason, Inc.                                        5,700            410
Northern Trust Corp.                                    9,200            675
SEI Investments Co.                                    11,100            307
State Street Corp.                                     13,600          1,117
                                                                    --------
                                                                       5,003
                                                                    --------

AUTO PARTS & EQUIPMENT--0.2%
Lear Corp.(m)                                          15,300            449
                                                                    --------

AUTOMOBILE MANUFACTURERS--0.1%
Ford Motor Co.(m)                                      19,500            130
Thor Industries, Inc.                                   4,400            155
                                                                    --------
                                                                         285
                                                                    --------

BIOTECHNOLOGY--0.3%
Cephalon, Inc.(m)                                       1,700            112
OSI Pharmaceuticals, Inc.(m)                           15,700            626
                                                                    --------
                                                                         738
                                                                    --------

BREWERS--0.3%
Anheuser-Busch Cos., Inc.                              17,800            828
                                                                    --------


                                                                     VALUE
                                                      SHARES         (000)
                                                     --------       --------

BROADCASTING & CABLE TV--0.3%
CBS Corp. Class B                                      31,000       $    781
                                                                    --------

BUILDING PRODUCTS--0.1%
Masco Corp.                                            14,100            323
                                                                    --------

COAL & CONSUMABLE FUELS--0.2%
Massey Energy Co.                                      16,300            606
                                                                    --------

COMMERCIAL PRINTING--0.1%
Donnelley (R.R.) & Sons Co.                            11,100            387
                                                                    --------

COMMUNICATIONS EQUIPMENT--0.8%
Cisco Systems, Inc.(m)                                 89,700          2,198
                                                                    --------

COMPUTER & ELECTRONICS RETAIL--0.1%
Best Buy Co., Inc.                                      3,900            190
RadioShack Corp.                                       10,600            184
                                                                    --------
                                                                         374
                                                                    --------

COMPUTER HARDWARE--1.9%
Hewlett-Packard Co.                                    46,230          2,023
International Business Machines Corp.                  28,500          3,059
NCR Corp.(m)                                            4,700            101
                                                                    --------
                                                                       5,183
                                                                    --------

COMPUTER STORAGE & PERIPHERALS--0.3%
Emulex Corp.(m)                                        16,100            251
Network Appliance, Inc.(m)                             12,800            297
QLogic Corp.(m)                                         9,000            129
                                                                    --------
                                                                         677
                                                                    --------

CONSTRUCTION & ENGINEERING--0.1%
Perini Corp.(m)                                         6,200            217
                                                                    --------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.3%
AGCO Corp.(m)                                           6,000            362
Cummins, Inc.                                           2,300            111
Toro Co. (The)                                          5,800            286
                                                                    --------
                                                                         759
                                                                    --------

CONSUMER FINANCE--0.2%
American Express Co.                                    8,600            424
                                                                    --------

DATA PROCESSING & OUTSOURCED SERVICES--0.6%
Automatic Data Processing, Inc.                        13,400            544
Electronic Data Systems Corp.                          20,400            410
Fiserv, Inc.(m)                                        11,700            601
                                                                    --------
                                                                       1,555
                                                                    --------

Phoenix Income & Growth Fund


                                                                     VALUE
                                                      SHARES         (000)
                                                     --------       --------

DIVERSIFIED BANKS--0.6%
Wells Fargo & Co.                                      49,200       $  1,673
                                                                    --------

DIVERSIFIED CHEMICALS--0.5%
Dow Chemical Co. (The)                                 11,200            433
Du Pont (E.I.) de Nemours & Co.                        18,800            849
                                                                    --------
                                                                       1,282
                                                                    --------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.2%
Dun & Bradstreet Corp.                                  4,700            432
                                                                    --------

DIVERSIFIED METALS & MINING--0.2%
Freeport-McMoRan Copper & Gold, Inc. (Indonesia)(d)     2,500            223
Southern Copper Corp.                                   4,300            403
                                                                    --------
                                                                         626
                                                                    --------

ELECTRIC UTILITIES--0.6%
FirstEnergy Corp.                                      23,300          1,660
                                                                    --------

ELECTRICAL COMPONENTS & EQUIPMENT--0.5%
Acuity Brands, Inc.                                     1,900             86
Emerson Electric Co.                                   24,600          1,251
GrafTech International Ltd.(m)                          5,300             80
                                                                    --------
                                                                       1,417
                                                                    --------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
Agilent Technologies, Inc.(m)                          10,500            356
                                                                    --------

ELECTRONIC MANUFACTURING SERVICES--0.1%
Tyco Electronics Ltd.                                   6,900            233
                                                                    --------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.1%
Terra Industries, Inc.(m)                               5,000            225
                                                                    --------

FOOD RETAIL--0.2%
Kroger Co. (The)                                       15,500            394
SUPERVALU, Inc.                                         9,000            271
                                                                    --------
                                                                         665
                                                                    --------

FOOTWEAR--0.3%
Nike, Inc. Class B                                     12,800            791
                                                                    --------

GENERAL MERCHANDISE STORES--0.1%
Big Lots, Inc.(m)                                       9,400            163
                                                                    --------

HEALTH CARE DISTRIBUTORS--0.3%
McKesson Corp.                                         14,000            879
                                                                    --------

HEALTH CARE EQUIPMENT--0.3%
Baxter International, Inc.                             13,600            826
                                                                    --------


                                                                     VALUE
                                                      SHARES         (000)
                                                     --------       --------

HEALTH CARE SERVICES--0.1%
Medco Health Solutions, Inc.(m)                         6,800       $    341
                                                                    --------

HOME IMPROVEMENT RETAIL--0.3%
Sherwin-Williams Co. (The)                             15,300            875
                                                                    --------

HOUSEHOLD APPLIANCES--0.2%
Stanley Works (The)                                     5,300            272
Whirlpool Corp.                                         2,800            239
                                                                    --------
                                                                         511
                                                                    --------

HOUSEHOLD PRODUCTS--0.6%
Clorox Co. (The)                                       12,600            773
Kimberly-Clark Corp.                                    5,000            328
Procter & Gamble Co. (The)                              7,600            501
                                                                    --------
                                                                       1,602
                                                                    --------

HOUSEWARES & SPECIALTIES--0.1%
Newell Rubbermaid, Inc.                                11,200            270
                                                                    --------

HYPERMARKETS & SUPER CENTERS--0.4%
BJ's Wholesale Club, Inc.(m)                           11,200            363
Wal-Mart Stores, Inc.                                  13,700            697
                                                                    --------
                                                                       1,060
                                                                    --------

INDUSTRIAL CONGLOMERATES--0.4%
Teleflex, Inc.                                          3,100            183
Tyco International Ltd.                                24,850            978
                                                                    --------
                                                                       1,161
                                                                    --------

INDUSTRIAL MACHINERY--0.7%
Dover Corp.                                             4,000            161
Eaton Corp.                                            11,700            968
Gardner Denver, Inc.(m)                                 4,800            156
Parker Hannifin Corp.                                   7,600            514
                                                                    --------
                                                                       1,799
                                                                    --------

INSURANCE BROKERS--0.2%
AON Corp.                                              10,000            435
                                                                    --------

INTEGRATED OIL & GAS--4.4%
Chevron Corp.                                           8,800            744
ConocoPhillips                                         26,500          2,128
Exxon Mobil Corp.                                      66,800          5,772
Marathon Oil Corp.                                      8,200            384
Occidental Petroleum Corp.                             43,500          2,952
                                                                    --------
                                                                      11,980
                                                                    --------

INTEGRATED TELECOMMUNICATION SERVICES--1.8%
AT&T, Inc.                                             88,874          3,421

Phoenix Income & Growth Fund


                                                                     VALUE
                                                      SHARES         (000)
                                                     --------       --------

INTEGRATED TELECOMMUNICATION SERVICES--(CONTINUED)
Qwest Communications International, Inc.               35,300       $    208
Verizon Communications, Inc.                           16,100            625
Windstream Corp.                                       52,100            605
                                                                    --------
                                                                       4,859
                                                                    --------

INTERNET RETAIL--0.1%
Expedia, Inc.(m)                                        4,300             99
IAC/InterActiveCorp.(m)                                10,800            280
                                                                    --------
                                                                         379
                                                                    --------

INTERNET SOFTWARE & SERVICES--0.3%
eBay, Inc.(m)                                          33,100            890
                                                                    --------

INVESTMENT BANKING & BROKERAGE--0.6%
Charles Schwab Corp. (The)                             13,800            308
Goldman Sachs Group, Inc. (The)                         5,000          1,004
TD Ameritrade Holding Corp.(m)                         14,800            277
                                                                    --------
                                                                       1,589
                                                                    --------

LEISURE PRODUCTS--0.1%
Hasbro, Inc.                                            4,900            127
                                                                    --------

LIFE & HEALTH INSURANCE--1.9%
AFLAC, Inc.                                            10,300            632
Lincoln National Corp.                                 13,600            739
MetLife, Inc.                                          29,300          1,728
Principal Financial Group, Inc. (The)                  11,400            680
Prudential Financial, Inc.                             13,700          1,156
StanCorp Financial Group, Inc.                          2,600            128
Unum Group                                              4,700            106
                                                                    --------
                                                                       5,169
                                                                    --------

LIFE SCIENCES TOOLS & SERVICES--0.1%
Invitrogen Corp.(m)                                     3,500            300
                                                                    --------

MANAGED HEALTH CARE--1.2%
Aetna, Inc.                                            16,200            863
CIGNA Corp.                                            12,000            590
Coventry Health Care, Inc.(m)                           2,700            153
UnitedHealth Group, Inc.                               14,280            726
WellPoint, Inc.(m)                                     10,300            805
                                                                    --------
                                                                       3,137
                                                                    --------

METAL & GLASS CONTAINERS--0.1%
Ball Corp.                                              2,900            133
Owens-Illinois, Inc.(m)                                 4,100            207
                                                                    --------
                                                                         340
                                                                    --------


                                                                     VALUE
                                                      SHARES         (000)
                                                     --------       --------

MORTGAGE REITS--0.4%
Annaly Capital Management, Inc.                        35,400       $    698
iStar Financial, Inc.                                  15,100            403
                                                                    --------
                                                                       1,101
                                                                    --------

MOVIES & ENTERTAINMENT--1.3%
Time Warner, Inc.                                      67,200          1,058
Viacom, Inc. Class B(m)                                30,400          1,178
Walt Disney Co. (The)                                  46,000          1,377
                                                                    --------
                                                                       3,613
                                                                    --------

MULTI-LINE INSURANCE--0.9%
American International Group, Inc.                     39,400          2,173
Genworth Financial, Inc. Class A                        3,900             95
Hartford Financial Services Group, Inc. (The)           2,300            186
                                                                    --------
                                                                       2,454
                                                                    --------

MULTI-UTILITIES--0.4%
Public Service Enterprise Group, Inc.                  12,000          1,152
                                                                    --------

OIL & GAS DRILLING--0.4%
ENSCO International, Inc.                               3,000            153
Transocean, Inc.(m)                                     7,300            895
                                                                    --------
                                                                       1,048
                                                                    --------

OIL & GAS EQUIPMENT & SERVICES--0.5%
Dresser-Rand Group, Inc.(m)                             5,800            184
National Oilwell Varco, Inc.(m)                        13,400            807
Tidewater, Inc.                                         6,000            318
                                                                    --------
                                                                       1,309
                                                                    --------

OIL & GAS EXPLORATION & PRODUCTION--0.2%
Devon Energy Corp.                                      1,400            119
Noble Energy, Inc.                                      1,700            123
Stone Energy Corp.(m)                                   3,300            135
W&T Offshore, Inc.                                      9,500            269
                                                                    --------
                                                                         646
                                                                    --------

OIL & GAS REFINING & MARKETING--0.2%
Valero Energy Corp.                                     7,400            438
                                                                    --------

OTHER DIVERSIFIED FINANCIAL SERVICES--2.5%
Bank of America Corp.                                  73,900          3,277
Citigroup, Inc.                                         8,400            237
JPMorgan Chase & Co.                                   66,600          3,167
                                                                    --------
                                                                       6,681
                                                                    --------

PACKAGED FOODS & MEATS--0.1%
Kellogg Co.                                             4,400            211
                                                                    --------

Phoenix Income & Growth Fund


                                                                     VALUE
                                                      SHARES         (000)
                                                     --------       --------

PAPER PACKAGING--0.1%
Packaging Corp. of America                             11,700       $    284
                                                                    --------

PERSONAL PRODUCTS--0.1%
NBTY, Inc.(m)                                          10,600            257
                                                                    --------

PHARMACEUTICALS--3.5%
Abbott Laboratories                                     3,700            208
Bristol-Myers Squibb Co.                               36,400            844
Endo Pharmaceuticals Holdings, Inc.(m)                  6,900            180
Forest Laboratories, Inc.(m)                           11,800            469
Johnson & Johnson                                      45,600          2,885
Merck & Co., Inc.                                      46,000          2,129
Pfizer, Inc.                                          101,900          2,384
Wyeth                                                   6,900            275
                                                                    --------
                                                                       9,374
                                                                    --------

PHOTOGRAPHIC PRODUCTS--0.1%
Eastman Kodak Co.                                       8,600            171
                                                                    --------

PROPERTY & CASUALTY INSURANCE--0.7%
Chubb Corp. (The)                                       5,300            275
Cincinnati Financial Corp.                              5,100            197
Philadelphia Consolidated Holding Co.(m)                3,000            107
Travelers Cos., Inc. (The)                             24,600          1,183
                                                                    --------
                                                                       1,762
                                                                    --------

RAILROADS--0.1%
Norfolk Southern Corp.                                  6,000            326
                                                                    --------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
Jones Lang LaSalle, Inc.                                1,400            109
                                                                    --------

REGIONAL BANKS--0.3%
Bank of Hawaii Corp.                                    1,700             86
KeyCorp                                                10,600            277
Regions Financial Corp.                                12,800            323
SunTrust Banks, Inc.                                    2,800            193
                                                                    --------
                                                                         879
                                                                    --------

RESTAURANTS--0.9%
McDonald's Corp.                                       32,000          1,713
Yum! Brands, Inc.                                      19,900            680
                                                                    --------
                                                                       2,393
                                                                    --------

SEMICONDUCTOR EQUIPMENT--0.4%
Applied Materials, Inc.                                38,400            688
MEMC Electronic Materials, Inc.(m)                      3,200            229
Novellus Systems, Inc.(m)                              11,300            268
                                                                    --------
                                                                       1,185
                                                                    --------


                                                                     VALUE
                                                      SHARES         (000)
                                                     --------       --------

SEMICONDUCTORS--1.0%
Amkor Technology, Inc.(m)                              13,700       $    105
Integrated Device Technology, Inc.(m)                  19,000            142
Intel Corp.                                            62,800          1,331
NVIDIA Corp.(m)                                        15,150            372
Texas Instruments, Inc.                                26,000            804
                                                                    --------
                                                                       2,754
                                                                    --------

SOFT DRINKS--0.7%
Coca-Cola Co. (The)                                    14,300            846
Pepsi Bottling Group, Inc. (The)                       25,600            892
PepsiCo, Inc.                                           1,300             89
                                                                    --------
                                                                       1,827
                                                                    --------

SPECIALIZED REITS--0.1%
Host Hotels & Resorts, Inc.                            11,000            184
Sunstone Hotel Investors, Inc.                          5,400             90
                                                                    --------
                                                                         274
                                                                    --------

SPECIALTY CHEMICALS--0.1%
H.B. Fuller Co.                                         7,000            145
Lubrizol Corp. (The)                                    2,500            132
                                                                    --------
                                                                         277
                                                                    --------

STEEL--0.3%
AK Steel Holding Corp.                                  9,600            459
Allegheny Technologies, Inc.                            3,100            218
                                                                    --------
                                                                         677
                                                                    --------

SYSTEMS SOFTWARE--2.5%
BMC Software, Inc.(m)                                   7,200            230
McAfee, Inc.(m)                                         3,800            128
Microsoft Corp.                                       130,700          4,261
Oracle Corp.(m)                                        67,100          1,379
Symantec Corp.(m)                                      34,900            626
                                                                    --------
                                                                       6,624
                                                                    --------

TECHNOLOGY DISTRIBUTORS--0.0%
Arrow Electronics, Inc.(m)                              2,300             79
                                                                    --------

TOBACCO--1.0%
Altria Group, Inc.                                     13,490          1,023
Loews Corp. - Carolina Group                           12,600          1,035
Reynolds American, Inc.                                 2,200            139
Universal Corp.                                         9,900            493
                                                                    --------
                                                                       2,690
                                                                    --------

WIRELESS TELECOMMUNICATION SERVICES--0.1%
Sprint Nextel Corp.                                    35,900            378
                                                                    --------

Phoenix Income & Growth Fund


                                                                     VALUE
                                                      SHARES         (000)
                                                     --------       --------
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $102,770)                                           128,408
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(d)--0.6%


COMPUTER STORAGE & PERIPHERALS--0.1%
Seagate Technology (Singapore)                         13,400       $    272
                                                                    --------

INDUSTRIAL MACHINERY--0.0%
Ingersoll-Rand Co., Ltd. Class A (United States)        3,100            122
                                                                    --------

IT CONSULTING & OTHER SERVICES--0.3%
Accenture Ltd. Class A (United States)                 20,500            710
                                                                    --------

PERSONAL PRODUCTS--0.1%
Herbalife Ltd. (United States)                          7,300            290
                                                                    --------

PROPERTY & CASUALTY INSURANCE--0.1%
XL Capital Ltd. Class A (United States)                 6,900            310
                                                                    --------
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,068)                                               1,704
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $240,547)                                           265,585
----------------------------------------------------------------------------

                                                     PAR VALUE        VALUE
                                                       (000)          (000)
                                                     ---------      --------

SHORT-TERM INVESTMENTS--1.5%


COMMERCIAL PAPER(l)--1.5%
Eaton Corp.
 3.050% due 2/1/08                                      2,670          2,670
Harley-Davidson Funding Corp.
 3.250% due 2/7/08                                      1,500          1,499


----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,169)                                               4,169
----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $244,716)                                           269,754(a)

Other assets and liabilities, net--0.1%                                  183
                                                                    --------
NET ASSETS--100.0%                                                  $269,937
                                                                    ========


FGIC
Financial Guaranty Insurance Company

FHLMC
Federal Home Loan Mortgage Corporation

FNMA ("Fannie Mae")
Federal National Mortgage Association

FSA
Financial Security Assurance, Inc.

GNMA ("Ginnie Mae")
Government National Mortgage Association

MBIA
Municipal Bond Insurance Association

REITS (REAL ESTATE INVESTMENT TRUSTS)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.


(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $30,490 and gross depreciation of $7,664 for federal income tax purposes. At January 31, 2008, the aggregate cost of securities for federal income tax purposes was $246,928.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities amounted to a value of $14,309 (reported in 000's) or 5.3% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f)  Par value represents Australian Dollar.
(g)  Par value represents Brazilian Real.
(h)  Par value represents Canadian Dollar.
(i)  Par value represents Euro.
(j)  Par value represents Norwegian Krone.
(k)  Par value represents Swedish Krona.
(l)  The rate shown is the discount rate.
(m)  Non-income producing.

PHOENIX INVESTMENT SERIES FUND
NOTES TO SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Phoenix Investment Series Fund in the preparation of the Schedule of Investments. The preparation of the Schedule of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION

     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

     As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

     In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.


B. FOREIGN SECURITY COUNTRY DETERMINATION

     A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.


Other information regarding the Fund is available in the Fund's most recent Report to Shareholders.

PHOENIX INVESTMENT SERIES FUND
NOTES TO SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)


NOTE 2--SUBSEQUENT EVENTS
     On February 7, 2008, Phoenix Companies, Inc. ("PNX") announced that it intends to spin off its asset management subsidiary, Phoenix Investment Partners, Ltd., to PNX's shareholders. Phoenix Investment Counsel, Inc., the adviser to the Phoenix Funds and Phoenix Equity Planning Corporation, the Phoenix Funds' administrator, distributor and transfer agent are also intended to be a part of the spin-off. Goodwin Capital Advisers, Inc., subadviser to the fixed income portion of the Fund, is not a part of the spin-off and will remain a subsidiary of PNX and is expected to continue as subadviser to the Fund.
     On November 15, 2007, the Board of Trustees of the Trust approved the reorganization of the Phoenix Income & Growth Fund (the "Predecessor Fund"), into a newly created fund named Phoenix Income & Growth Fund (the "Successor Fund"), a series of Phoenix Equity Trust. The reorganization was completed on March 10, 2008. The Successor Fund's principal investment strategies, risks, fees and expenses, and portfolio team will be the same as those of the Predecessor Fund. The reorganization is a result of an effort to consolidate the number of trusts operating within the Phoenix Funds family.






Other information regarding the Fund is available in the Fund's most recent Report to Shareholders.

ITEM 2.   CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix Investment Series Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date   March 31, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date   March 31, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                           -----------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date   March 31, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.